Statements of Changes in Net Assets Available for Benefits - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest and dividend income	$ 8,478,701	$ 9,894,322
Net appreciation in fair value of investments	41,511,595	25,918,986
Total investment income	49,990,296	35,813,308
Interest income, notes receivable from participants	495,036	402,236
Contributions:
Employer	5,336,363	4,669,886
Participant	19,406,559	16,800,119
Total contributions	24,742,922	21,470,005
Other additions	60,682	61,027
Total additions	75,288,936	57,746,576
Deductions:
Benefits paid to participants	36,522,347	33,071,551
Total deductions	36,772,681	33,332,455
Administrative expenses	204,293	247,419
Other deductions	46,041	13,485
Net increase	38,516,255	24,414,121
Transfers from Crown Cork & Seal Company Inc. 401(k) Retirement Savings Plan	736,607	628,315
Transfers to Crown Cork & Seal Company Inc. 401(k) Retirement Savings Plan	(26,320)	(2,946)
Net Assets Available for Benefits:
Beginning of year	316,784,600	291,745,110
End of year	$ 356,011,142	$ 316,784,600